As filed with the SEC on March 1, 2006.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02273
TRANSAMERICA INCOME SHARES, INC.
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of Principal Executive Offices)	(Zip Code)
John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:	(727) 299-1800
Date of fiscal year end:	March 31
Date of reporting period:	October 1, 2005 – December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of December 31, 2005 are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS
At December 31, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (9.5%)
U.S. Treasury Bond
5.38%, due 02/15/2031 †	$1,873	$2,104
U.S. Treasury Note
6.50%, due 10/15/2006	1,000	1,015
4.13%, due 08/15/2010 †	2,630	2,604
4.50%, due 11/15/2010 †	2,500	2,513
4.00%, due 02/15/2015 †	3,000	2,909
4.13%, due 05/15/2015 †	900	880
U.S. Treasury STRIPS
Zero Coupon, due 05/15/2030 †	7,500	2,476
Total U.S. Government Obligations (cost: $14,493)		14,501
ASSET-BACKED SECURITIES (1.6%)
MBNA Credit Card Master Note Trust, Series 2003-A6 Cl A6
2.75%, due 10/15/2010	2,600	2,482
Total Asset-Backed Securities (cost: $2,493)		2,482
CORPORATE DEBT SECURITIES (76.3%)
Aerospace (1.8%)
Boeing Co. (The)
8.75%, due 08/15/2021	2,000	2,723
Agriculture (1.7%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	1,000	1,025
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,537
Amusement & Recreation Services (1.3%)
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	2,000	2,025
Automotive (2.7%)
DaimlerChrysler NA Holding Corp.
8.50%, due 01/18/2031	2,675	3,237
General Motors Acceptance Corp.
6.75%, due 12/01/2014 †	1,000	900
Beverages (2.3%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	3,000	3,506
Business Credit Institutions (3.5%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	4,900	5,352

Business Services (1.3%)
Hertz Corp.-144A
8.88%, due 01/01/2014	$2,000	$2,037
Chemicals & Allied Products (5.4%)
Cytec Industries, Inc.
6.00%, due 10/01/2015	2,500	2,381
ICI Wilmington, Inc.
4.38%, due 12/01/2008	3,400	3,313
Lubrizol Corp.
5.50%, due 10/01/2014	2,500	2,507
Commercial Banks (3.1%)
Barclays Bank PLC
6.28%, due 12/15/2034 (a)	1,500	1,510
HSBC Capital Funding LP - 144A
10.18%, due 12/31/2049 (b)	1,500	2,292
Popular North America, Inc.
5.20%, due 12/12/2007	1,000	999
Communication (5.4%)
Comcast Corp.
4.95%, due 06/15/2016	2,000	1,887
COX Communications, Inc.
6.75%, due 03/15/2011	1,444	1,510
News America Holdings
9.25%, due 02/01/2013	3,985	4,840
Department Stores (1.0%)
Neiman-Marcus Group, Inc.-144A
9.00%, due 10/15/2015	1,500	1,534
Electric Services (9.6%)
AES Gener SA
7.50%, due 03/25/2014 †	3,000	3,046
Dominion Resources, Inc.
3.66%, due 11/15/2006	3,350	3,311
DPL, Inc.
8.25%, due 03/01/2007	1,059	1,091
FPL Group Capital, Inc.
4.09%, due 02/16/2007	2,000	1,980
PSEG Funding Trust
5.38%, due 11/16/2007	4,250	4,256
TXU Electric Delivery Co.
5.00%, due 09/01/2007	1,000	998
Food & Kindred Products (1.9%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	1,375	1,780
Tyson Foods, Inc.
8.25%, due 10/01/2011	1,000	1,129
Food Stores (2.7%)
Albertson’s, Inc.
7.25%, due 05/01/2013	750	738

Safeway, Inc.
6.50%, due 03/01/2011	$1,860	$1,926
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,500	1,485
Gas Production & Distribution (1.1%)
El Paso Corp.- 144A
7.63%, due 09/01/2008	1,000	1,015
Northwest Pipeline
9.00%, due 08/01/2022	631	651
Holding & Other Investment Offices (3.3%)
EOP Operating, LP
8.38%, due 03/15/2006	1,500	1,510
Hutchison Whampoa International, Ltd.-144A
7.45%, due 11/24/2033	1,500	1,733
Raytheon Co.
3.50%, due 05/15/2006	3,700	1,862
Hotels & Other Lodging Places (3.1%)
Host Marriott, LP
7.13%, due 11/01/2013	2,000	2,080
Intrawest Corp.
7.50%, due 10/15/2013	1,000	1,012
Park Place Entertainment Corp.
7.00%, due 04/15/2013	1,500	1,605
Industrial Machinery & Equipment (1.8%)
Caterpillar, Inc.
5.30%, due 09/15/2035	1,382	1,358
Cummins Engine Co., Inc.
5.65%, due 03/01/2098	2,000	1,457
Metal Mining (1.4%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	2,000	2,058
Mortgage Bankers & Brokers (2.3%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	2,500	2,510
Stripes Acquisition LLC/Susser Finance Corp.-144A
10.63%, due 12/15/2013	1,000	1,015
Motion Pictures (3.5%)
Time Warner, Inc.
9.13%, due 01/15/2013	4,500	5,326
Oil & Gas Extraction (3.5%)
Chesapeake Energy Corp.
6.88%, due 01/15/2016	2,500	2,562
Comstock Resources, Inc.
6.88%, due 03/01/2012	750	734
Nexen, Inc.
5.88%, due 03/10/2035	1,460	1,436
Occidental Petroleum Corp.
10.13%, due 09/15/2009	500	588

Paper & Allied Products (0.6%)
Georgia-Pacific Corp.
7.70%, due 06/15/2015	$1,000	$965
Petroleum Refining (1.8%)
Enterprise Products Operating, LP, Series B
5.60%, due 10/15/2014	1,000	999
Valero Energy Corp.
7.50%, due 04/15/2032	1,500	1,823
Printing & Publishing (1.4%)
Media General, Inc.
6.95%, due 09/01/2006	2,150	2,167
Radio & Television Broadcasting (0.9%)
Chancellor Media Corp.
8.00%, due 11/01/2008	1,250	1,329
Railroads (0.7%)
Burlington Northern Santa Fe
9.25%, due 10/01/2006	1,000	1,031
Security & Commodity Brokers (1.0%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	1,500	1,560
Telecommunications (1.6%)
Sprint Capital Corp.
7.13%, due 01/30/2006	2,500	2,504
Transportation & Public Utilities (2.3%)
Magellan Midstream Partners, LP
6.45%, due 06/01/2014	3,300	3,509
Water Transportation (1.5%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	2,000	2,260
Wholesale Trade Nondurable Goods (0.8%)
Domino’s, Inc.
8.25%, due 07/01/2011	1,094	1,143
Total Corporate Debt Securities (cost: $115,401)		116,657

	Shares	Value
PREFERRED STOCKS (3.7%)
Holding & Other Investment Offices (0.5%)
Tanger Factory Outlet Centers REIT ‡	33,334	$834
Telecommunications (3.2%)
Centaur Funding Corp.-144A	3,750	4,849
Total Preferred Stocks (cost: $4,620)		5,683

	Principal	Value
SECURITY LENDING COLLATERAL (8.9%)
Debt (8.9%)
Repurchase Agreements (8.9%) ††
Credit Suisse First Boston Corp. 4.29%, dated 12/30/2005 to be repurchased at $3,211 on 01/03/2006	$3,209	$3,209
Goldman Sachs Group, Inc. (The) 4.29%, dated 12/30/2005 to be repurchased at $5,016 on 01/03/2006	5,014	5,014
Lehman Brothers, Inc. 4.29%, dated 12/30/2005 to be repurchased at $2,433 on 01/03/2006	2,432	2,432
Morgan Stanley Dean Witter & Co. 4.36%, dated 12/30/2005 to be repurchased at $3,001 on 01/03/2006	3,000	3,000
Total Security Lending Collateral (cost: $13,655)		13,655
Total Investment Securities (cost: $150,662)		$152,978

NOTES TO SCHEDULE OF INVESTMENTS:

†	At December 31, 2005, all or a portion of this security is on loan. The value at December 31, 2005, of all securities on loan is $13,355.
(a)	Barclays Bank PLC has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 155BP, if not called.
(b)	HSBC Capital Funding LP -144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 498BP, if not called.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $13,928, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.75% and 06/01/2006 - 08/01/2037, respectively.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities aggregated $14,475 or 9.5% of the total investments of the Fund.

LIBOR	London Interbank Offer Rate
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Item 2. Controls and Procedures.

(a)          Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of December 31, 2005, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)
By:	/s/ Brian C. Scott
Brian C. Scott Chief Executive Officer
Date:	March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Brian C. Scott Chief Executive Officer
Date:	March 1, 2006
By:	/s/ Glenn E. Brightman
Glenn E. Brightman Principal Financial Officer
Date:	March 1, 2006